SHARE CAPITAL	9 Months Ended
Sep. 30, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL [Text Block]
SHARE CAPITAL

On May 8, 2013, at a Special General Meeting of the Company, it was resolved that the issued and paid-up share capital of the Company be reduced from $194,646,255 to $77,858,502, with effect from May 14, 2013, by cancelling the paid-up capital of $1.50 on each of the ordinary shares in issue so that each of the 77,858,502 shares of par value $2.50 shall have a par value of $1.00. It was also resolved that the amount of credit arising be credited to the additional paid in capital account of the Company and that the authorized share capital of the Company be maintained at $312,500,000 comprising 312,500,000 shares of $1.00 each.

In June 2013, the Company entered into an equity distribution agreement with Morgan Stanley & Co. LLC, ("Morgan Stanley") under which the Company may, at any time and from time to time, offer and sell new ordinary shares having aggregate sales proceeds of up to $40.0 million through Morgan Stanley in an at-the-market offering. The Company has issued 985,084 new ordinary shares under the program and had an issued share capital at September 30, 2013 of $78,843,586 divided into 78,843,586 ordinary shares.